Contingent Liabilities and Commitments	6 Months Ended
Jun. 30, 2019
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Contingent Liabilities and Commitments

23. CONTINGENT LIABILITIES AND COMMITMENTS

	30 June 2019 £m	31 December 2018 £m
Guarantees given to third parties	1,055	1,611
Formal standby facilities, credit lines and other commitments	41,866	40,126

	42,921	41,737

At 30 June 2019, the Santander UK group had credit impairment loss provisions relating to guarantees given to third parties and undrawn loan commitments. See Note 21 for further details.

There have been no significant changes to the contingent liabilities as set out in Note 32 to the Consolidated Financial Statements in the 2018 Annual Report, including in respect of the following:

Other legal actions and regulatory matters

Santander UK engages in discussion, and co-operates, with the FCA, PRA and other regulators and government agencies in various jurisdictions in their supervision and review of Santander UK including reviews exercised under statutory powers, regarding its interaction with past and present customers, both as part of general thematic work and in relation to specific products, services and activities. During the ordinary course of business, Santander UK is also subject to complaints and threatened legal proceedings brought by or on behalf of current or former employees, customers, investors or other third parties, in addition to legal and regulatory reviews, challenges and tax or enforcement investigations or proceedings in various jurisdictions. All such matters are assessed periodically to determine the likelihood of Santander UK incurring a liability.

In those instances where it is concluded that it is not yet probable that a quantifiable payment will be made, for example because the facts are unclear or further time is required to fully assess the merits of the case or to reasonably quantify the expected payment, no provision is made. In addition where it is not currently practicable to estimate the possible financial effect of these matters, no provision is made.

Payment Protection Insurance

Note 21 details our provisions including those in relation to PPI. In relation to a specific PPI portfolio of complaints, a legal dispute regarding allocation of liability is ongoing. There are factual issues to be resolved which may have legal consequences including in relation to liability. These issues create uncertainties which mean that it is difficult to reliably predict the resolution of the matter including timing or the significance of the possible impact. The PPI provision includes our best estimate of Santander UK’s liability to the specific portfolio. Further information has not been provided on the basis that it would be seriously prejudicial.

German dividend tax arbitrage transactions

Santander UK plc, ANTS and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) are currently under investigation by the Cologne Criminal Prosecution Office and the German Federal Tax Office in relation to historical involvement in German dividend tax arbitrage transactions (known as cum/ex transactions). We are cooperating with the German authorities and are conducting our own internal investigation into the matters in question. There are factual issues to be resolved which may have legal consequences including potentially material financial penalties. These issues create uncertainties which mean that it is difficult to predict with reasonable certainty the resolution of the matter including timing or the significance of the possible impact.

Consumer credit

The Santander UK group’s unsecured lending and other consumer credit business is governed by consumer credit law and related regulations, including the CCA. Claims brought by customers in relation to potential breaches of these requirements could result in costs to the Santander UK group where such potential breaches are not found to be de minimis. The CCA includes very detailed and prescriptive requirements for lenders, including in relation to post contractual information.

As described in Note 30 to the 2018 Annual Report, other provisions includes an amount of £58m arising from a systems related historical issue identified by Santander UK, relating to compliance with certain requirements of the CCA. This provision has been based on detailed reviews of relevant systems related to consumer credit business operations, supported by external legal and regulatory advice, but these reviews are not yet complete, such that the approach and timing to any remediation has not yet been finalised. As a result, the actual cost of customer compensation could differ materially from the amount provided, and it is not currently practicable to provide a reliable estimate of the amount or timing of any additional financial effects.